Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Share capital
12.	Share capital

The authorized share capital of the Company consists of an unlimited number of common and preferred shares without par value.

During the year ended December 31, 2023, the Company issued:

i)	10,615,650 units for a public offering at a price of C$3.25 per unit for gross proceeds of $25,561,689 (C$34,500,863). Each unit consisted of one common share and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one additional share at a price of C$4.05 for a period of three years. The Company paid commissions of $1,504,047 (C$2,030,012) and other cash issuance costs of $391,939 (C$529,000).

ii)	23,277,000 subscription receipts issued December 6, 2022 at a price of C$3.00 per Subscription Receipt were converted into units for gross proceeds of $51,737,788 (C$69,831,000). Each unit is comprised of one common share of enCore and one share purchase warrant. Each warrant entitles the holder to purchase one additional share at a price of C$3.75 for a period of three years. The Company paid commissions of $3,018,893 (C$4,074,600), other cash issuance costs of $171,365 (C$231,291) and issued 1,350,000 finders’ warrants with a fair value of $1,415,067 (C$1,909,916). 1,066,500 of the finder’s warrants are exercisable into one common share of the Company at a price of C$3.91 for 27 months from closing; 283,500 of the finder’s warrants are exercisable into one common share of the Company at a price of C$3.25 for 27 months from closing. The value of the finders’ warrants was derived using the Black-Scholes option pricing model.

The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

Weighted Average
Quantity	1,066,500	263,500
Exercise Price	$3.91	$3.25
Share price	$3.20	$3.20
Discount Rate	4.19%	4.19%
Expected life (years)	2.25	2.25
Volatility	81.81%	81.81%
Fair value of finders’ warrants (CAD per option):	$1.38	$1.54

iii)	6,034,478 common shares were issued on the exercise of warrants, for gross proceeds of $16,995,629.

iv)	575,676 common shares were issued on the exercise of stock options, for gross proceeds of $557,465. In connection with the stock options exercised, the Company reclassified $1,041,239 from contributed surplus to share capital.

v)	In June 2023 the Company filed a Canadian short form base shelf prospectus of $140 million and U.S. registration statement on Form F-10. The Company also filed a prospectus supplement, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $70.0 million. The sale of common shares is to be made through “at-the-market distributions” (“ATM”), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on a U.S. Exchange. At December 31, 2023, 15,690,943 common shares were sold in accordance with the Company’s ATM program for gross proceeds of $49,444,256.

During the year ended December 31, 2022, the Company issued:

i)	6,535,947 units through a “bought deal” prospectus offering at a price of C$4.59 per unit, for gross proceeds of $23,057,411 (C$30,000,000). Each unit consisted of one common share and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one additional share at a price of C$6.00 for a period of two years. The Company paid commissions of $1,239,336 (C$1,612,500), other cash issuance costs of $234,539 (C$305,159) and issued 351,307 finders’ warrants with a fair value of $672,343 (C$874,785). The finder’s warrants are exercisable into one common share of the Company at a price of C$4.59 for two years from closing;

ii)	2,291,642 common shares were issued on the exercise of warrants, for gross proceeds of $2,452,227. In connection with certain of the warrants exercised, the Company reclassified $147,772 from contributed surplus and credited share capital;

iii)	1,016,436 common shares were issued on the exercised of stock options, for gross proceeds of $1,177,093. In connection with the stock options exercised, the Company reclassified $2,728,487 from contributed surplus and credited share capital; and

iv)	193,348 common shares for the settlement and compensation for services received in relation to the Company’s acquisition of Azarga Uranium Corporation during the year ended December 31, 2021.

Stock options

The Company adopted a Stock Option Plan (the “Plan”) under which it is authorized to grant options to Officers, Directors, employees and consultants enabling them to acquire common shares of the Company. The number of shares reserved for issuance under the Plan cannot exceed 10% of the outstanding common shares at the time of the grant. The options can be granted for a maximum of five years and vest as determined by the Board of Directors.

The Company’s stock options outstanding at December 31, 2023 and December 31, 2022, and the changes for the year then ended, are as follows:

	Year ended December 31, 2023		Year ended December 31, 2022
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	CAD $	#	CAD $
Options outstanding, beginning of period/year	7,235,648	2.52	5,272,294	1.42
Granted	2,670,181	2.85	3,107,501	4.10
Exercised	(575,676)	1.31	(1,016,436)	1.51
Forfeited/expired	(917,271)	3.20	(127,711)	3.60
Options outstanding	8,412,882	$2.63	7,235,648	$2.52
Options exercisable	5,921,267	$2.39	4,928,144	$1.78

As of December 31, 2023, stock options outstanding were as follows:

		Options Outstanding		Options Exercisable
		December 31, 2023		December 31, 2023
Option price per share	Options #	Weighted remaining life (years)	Weighted exercise price CAD $	Options #	Weighted exercise price CAD $
$0.18 - 1.92	2,792,289	0.33	$0.77	2,792,289	$0.77
$2.40 - 3.79	2,981,008	1.43	$2.89	1,090,331	$2.92
$4.20 - 5.76	2,639,585	0.93	$4.30	2,038,647	$4.33
	8,412,882	2.68	$2.63	5,921,267	$2.39

During the year ended December 31, 2023, the Company granted an aggregate of 2,670,181 stock options to Directors, Officers, employees, and an accounting advisory consultant of the Company. A fair value of C$5,616,767 was calculated for these options as measured at the grant date using the Black-Scholes option pricing model.

During the year ended December 31, 2022, the Company granted an aggregate of 3,107,501 stock options to Directors, Officers, and consultants of the Company. A fair value of $7,665,042 was calculated for these options as measured at the grant date using the Black-Scholes option pricing model.

The Company’s standard stock option vesting schedule calls for 25% every six months commencing six months after the grant date.

During the year ended December 31, 2023, the Company recognized stock option expense of $4,538,747 (December 31, 2022 - $5,744,655) for the vested portion of the stock options.

The fair value of all compensatory options granted is estimated on the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in calculating the fair values are as follows:

	December 31,	December 31,
	2023	2022
Risk-free interest rate	3.34%	2.06%
Expected life of option	5.0 years	4.9 years
Expected dividend yield	0%	0%
Expected stock price volatility	95.43%	116.48%
Fair value per option	CAD $2.10	CAD $3.21

Share purchase warrants

A summary of the status of the Company’s warrants as of December 31, 2023, and December 31, 2022, and changes during the year then ended is as follows:

	Year ended December 31, 2023		Year ended December 31, 2022
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
	#	CAD $	#	CAD $
Warrants outstanding, beginning of year	7,494,506	4.43	6,298,839	2.43
Granted	30,013,783	3.80	3,670,919	5.81
Exercised	(6,034,479)	3.35	(2,291,642)	1.39
Expired	(12,006)	2.02	(183,610)	1.67
Warrants outstanding, end of period/year	31,461,804	4.04	7,494,506	4.43

As of December 31, 2023, share purchase warrants outstanding were as follows:

		Warrants Outstanding
		December 31, 2023
Warrant price	Warrants	Weighted average remaining life	Weighted average exercise price
per share	#	(years)	CAD $
$3.00 - 4.05[1]	28,088,438	1.77	$3.81
$4.59 - 6.00	3,373,366	0.02	$5.96
	31,461,804	1.79	$4.04

[1]	Includes 1,000 outstanding warrants at an exercise price of C$3.00 which also include power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at C$3.90 for 36 months.

Share subscriptions received

As of December 31, 2022, the Company held in escrow $51,558,624 (C$67,596,720) in share subscriptions pertaining to a financing that closed concurrently with the Company’s acquisition of Alta Mesa (Note 9).

Convertible promissory note

On February 14, 2023, the Company issued a secured convertible promissory note (the “Note”) in connection with the Alta Mesa acquisition (Note 9).

The principal value of the Note is $60,000,000, and the Note is secured by certain assets of the Company pursuant to the terms of a Pledge Agreement, a Security Agreement, and a Guaranty Agreement between the parties.

The principal portion of the Note is convertible at any time and at the option of the holder into common shares of the Company at a conversion price of $2.9103 per share until maturity on February 14, 2025, and bears interest at a rate of 8.0% per annum. Commencing on June 30, 2023, the Company must make semi-annual interest only payments on June 30 and December 31, of each year through to maturity.

The Note was valued initially by measuring the fair value of the liability component using a 12% discount rate, and by allocating the residual (using the residual value method) to the equity conversion feature.

A reconciliation of the convertible debenture components is as follows:

	Liability	Equity	Total
	$	$	$
Balance, December 31, 2022 and December 31, 2023	-	-	-

Issuance of promissory note	56,186,734	3,813,266	60,000,000
Accretion expense	3,052,433	-	3,052,433
Principal payments	(40,000,000)	-	(40,000,000)
Accrued interest, not yet paid	-	-	-
Balance, December 31, 2023	19,239,167	3,813,266	23,052,433
Liabilities:
Current portion - convertible debenture (accrued interest)	-	-	-
Long term portion - convertible debenture	19,239,167	-	19,239,167
Balance, December 31, 2023	19,239,167	-	19,239,167

Subsequent to the period ended December 31, 2023, the outstanding balance on this note was converted by the holder and accrued interest was paid (Note 19).